Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Net impact related to cash flow hedges	CAD (108)	CAD 51	CAD 89
Net impact related to net investment hedges	(7)	16	8
Net actuarial gains (losses)	(4)	4	0
Share issuance costs	0	0	(4)
Loss on sale of investment in subsidiary	0	0	(8)
Income tax expense reported in equity	CAD (119)	CAD 71	CAD 85